Warrant Liability (Tables)	3 Months Ended
Mar. 31, 2020
Warrant Liability
Schedule of Changes in Warrant Liability

The change in the Company’s warrant liability can be summarized as follows:

	Three months ended March 31, 2020	Year ended December 31, 2019
	$	$
Balance – beginning of period	2,255	3,634
Issuance of warrants	2,325	3,457
Warrants exercised during the year	—	(318)
Change in fair value of warrant liability	(2,470)	(4,518)
Balance – end of period	2,110	2,255
Current portion of warrant liability	1	6
Long-term portion of warrant liability	2,109	2,249

Summary of Share Purchase Warrant Activity

A summary of the activity related to the Company’s share purchase warrants that are classified as a liability is provided below.

	Three months ended March 31, 2020		Year ended December 31, 2019
	Number	Weighted average exercise price	Number	Weighted average exercise price
		$	$
Balance – Beginning of period	6,629,144	4.00	3,391,844	6.23
Exercised	—	—	(87,700)	1.07
Issued	2,852,174	1.24	3,325,000	1.65
Expired	(28,144)	1.07	—	—
Balance – End of period	9,453,174	3.17	6,629,144	4.00

Summary of Share Purchase Warrants Outstanding and Exercisable

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of all warrants outstanding as at March 31, 2020. The Black-Scholes option pricing model uses “Level 2” inputs, as defined by IFRS 13, Fair value measurement (“IFRS 13”) and as discussed in note 18 - Financial instruments and financial risk management.

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(a)	(b)	(c)	(d)
December 2015 Warrants	2,331,000	0.51	7.10	0.17%	99.50%	0.71	0.00%
November 2016 Warrants (e)	945,000	0.51	4.70	0.17%	124.96%	0.08	0.00%
September 2019 Warrants (f)	3,325,000	0.51	1.65	0.35%	111.56%	4.48	0.00%
February 2020 Investor Warrants (g)	2,608,696	0.51	1.20	0.40%	116.98%	5.39	0.00%
February 2020 Broker Warrants (g)	243,478	0.51	1.62	0.37%	118.82%	4.89	0.00%

(a)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(c)	Based upon time to expiry from the reporting period date.
(d)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
(e)	For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10.00 call option, which was also calculated using the Black-Scholes pricing model.
(f)	For the September 2019 Warrants, the Company, used the Black-Scholes pricing model to fair value the warrants and allocated the gross proceeds. The remaining gross proceeds were allocated to share capital
(g)	For the February 2020 Investor and Broker Warrants, the Company, used the Black-Scholes pricing model to fair value the warrants and allocated the gross proceeds. The remaining gross proceeds were allocated to share capital.